                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03031

Morgan Stanley Tax - Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Free Daily Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments ..

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended December 31, 2003

Market Conditions

The 12 months ended December 31, 2003, was a period of record low yields in the municipal money market. After its latest cut in the federal funds rate target on June 25, 2003, the Federal Reserve Open Market Committee (the "Fed") indicated that it intended to remain in an accommodative stance for a considerable period in an attempt to get the economy back onto a solid footing. The short end of the tax-free money market yield curve was largely flat through much of the year, though it inverted in the last quarter of the period as seasonal redemptions pushed yields for the shortest maturities higher. Yields on municipal money market paper were highly attractive relative to taxable instruments. Among one-year maturities the ratio of municipals to taxable yields exceeded 90 percent for much of the year and for overnight paper the ratio at times rose above 100 percent.

The accommodative monetary policy appeared to be having a positive effect as corporate profits and overall GDP growth began to show signs of life. As the year drew to a close, these improvements were reflected in better prospects for most municipalities, with tax receipts on the rise and the general trend toward widespread credit downgrades slowing. Many states worked to close budget gaps through a combination of increased fees and service cuts as well as one-time measures such as tobacco bond receipts and long-term refinancing. New York and California continued to lead the country in both issuance and deficits, with California experiencing downgrades in its general obligations from both Standard & Poor's and Moody's.

Against this backdrop, the issuance of traditional notes rose considerably in 2003. Rising deficits led many issuers to turn to the capital markets for temporary borrowing to meet shortfalls in cash flow. Long-term bond issuance also rose as many states and local issuers moved to lock in low financing rates for capital expenditures and to refinance higher-cost debt. Overall municipal issuance for calendar year 2003 exceeded the record levels of 2002, setting a new all-time high.

Performance Analysis

As of December 31, 2003, Morgan Stanley Tax-Free Daily Income Trust had net assets of more than $506 million. For the twelve-month period ended December 31, 2003, the Fund provided a total return of 0.37 percent. For the seven-day period ended December 31, 2003, the Fund provided an effective annualized yield of 0.47 percent and a current yield of 0.47 percent, while its 30-day moving average yield for December was 0.38 percent. Past performance is no guarantee of future results .

The general shape of the yield curve and the very low level of interest rates reduced incentives for extending the portfolio's maturity structure. As a result, Morgan Stanley Tax-Free Daily Income Trust spent the period with an emphasis on the short-to-intermediate maturity range within the municipal money market. This approach had the added benefit of positioning the Fund defensively against any potential increases in interest rates at the short end of the curve. The uncertain state of the economy also made us largely unwilling to introduce added interest-rate risk into the Fund's portfolio.

Our general caution was reflected in the Fund's composition. By the end of the period, the portfolio was comprised of 70 to 75 percent short-term variable rate paper, with the remainder in short-term tax-exempt commercial paper and fixed rate notes and bonds. As always, we remained highly selective in our security selection and thoroughly screened potential purchases to ensure that they met the Fund's credit criteria.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	72.9%
Commercial Paper	13.9
Municipal Notes and Bonds	13.2

MATURITY SCHEDULE
1 – 30 Days	76.1%
31 – 60 Days	3.4
61 – 90 Days	3.9
91 – 120 Days	1.9
121+ Days	14.7

Subject to change daily. All percentages are as a percentage of total investments. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Strategy

1.	The Fund invests in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes.

2.	In selecting investments, the Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.*

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m. ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

*	An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2003

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (74.2%)
	Arizona
$5,000	Tempe, Excise Tax Tempe Center for the Arts Ser 2002	1.30%	01/02/04	$5,000,000
	California
4,900	Western Riverside County Regional Wastewater Authority, Ser 1996	1.27	01/02/04	4,900,000
	Colorado
7,200	Colorado Springs, Utilities System Sub Lien Ser 2000 A	1.20	01/08/04	7,200,000
	Florida
16,750	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 A	1.12	01/08/04	16,750,000
2,000	Jacksonville Economic Development Commission, Florida Proton Therapy Institute Ser 2003 A	1.23	07/01/04	2,000,000
4,200	Jacksonville Health Facilities Authority, Charity Obligated Group Ser 1997 C (MBIA)	1.10	01/08/04	4,200,000
10,000	Orlando Utilities Commission, Water & Electric Ser 2002 B	1.10	01/08/04	10,000,000
	Georgia
10,400	Atlanta, Water & Wastewater Ser 2001 B (FSA)	1.22	01/08/04	10,400,000
5,900	Burke County Development Authority, Oglethorpe Power Co Ser 1993 A (FGIC)	1.12	01/08/04	5,900,000
14,740	Private Colleges & Universities Authority, Emory University 2000 Ser B & 2001 Ser B	1.08	01/08/04	14,740,000
	Illinois
14,000	Chicago, Ser 2002 B (FGIC)	1.28	01/08/04	14,000,000
6,500	Chicago Metropolitan Water Reclamation District, 2002 Ser E	1.15	01/08/04	6,500,000
1,700	Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago Ser 2002 (Ambac)	1.30	01/02/04	1,700,000
9,700	Illinois Educational Facilities Authority, Northwestern University Ser 1988	1.15	01/08/04	9,700,000
12,500	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	1.25	01/08/04	12,500,000
	Kentucky
2,000	Breckinridge County, Kentucky Association of Counties Leasing Trust 2002 Ser A	1.30	01/02/04	2,000,000
	Louisiana
3,900	New Orleans Aviation Board, Ser 1993 B (MBIA)	1.12	01/08/04	3,900,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Massachusetts
$6,000	Massachusetts Bay Transportation Authority, Ser 2000	1.10%	01/08/04	$6,000,000
5,000	Massachusetts Health & Educational Facilities Authority, Bentley College Ser K	1.20	01/08/04	5,000,000
	Michigan
14,100	Detroit, Sewage Disposal System Senior Lien 2001 Ser C-1 (FSA)	1.22	01/08/04	14,100,000
10,000	Michigan, Grant Anticipation Notes Ser 2001 A (FSA)	1.09	01/08/04	10,000,000
4,470	Michigan State University, Ser A	1.20	01/08/04	4,470,000
	Minnesota
10,000	Minneapolis, Guthrie Theater on the River Ser 2003 A	1.27	01/08/04	10,000,000
16,025	University of Minnesota Regents, Ser 1999 A & Ser 2001 A	1.28	01/08/04	16,025,000
	Mississippi
6,000	Perry County, Leaf River Forest Products Inc Ser 2002	1.22	01/08/04	6,000,000
	Missouri
5,000	Lee's Summit, Multifamily Housing Ser 2001 A	1.46	01/08/04	5,000,000
2,200	Missouri Development Finance Board, Nelson Gallery Foundation Ser 2001 B (MBIA)	1.30	01/02/04	2,200,000
1,000	University of Missouri, Ser 2000 B	1.30	01/02/04	1,000,000
	Nebraska
5,000	American Public Energy Agency, National Public Gas Agency 2003 Ser A	1.28	01/08/04	5,000,000
	New Jersey
8,000	New Jersey Turnpike Authority, Ser 1991 D (FGIC)	1.07	01/08/04	8,000,000
	New York
2,400	Long Island Power Authority, Electric Ser 7 Subser 7 B (MBIA)	1.10	01/08/04	2,400,000
2,500	Triborough Bridge & Tunnel Authority, Ser 2002 F	1.25	01/08/04	2,500,000
	North Carolina
10,000	Charlotte-Mecklenburg Hospital Authority, Health Care System Ser 1996 C	1.20	01/08/04	10,000,000
	Mecklenburg County,
5,000	Public Improvement Ser C	1.10	01/08/04	5,000,000
3,575	Ser 2001 COPs	1.25	01/08/04	3,575,000
	Ohio
5,000	Cleveland, Water 2002 Ser L (FGIC)	1.20	01/08/04	5,000,000
	Oklahoma
	Oklahoma Water Resources Board,
3,610	State Loan Program Ser 1995	0.90	03/01/04	3,610,000
4,215	State Loan Program Ser 1999	0.95	03/01/04	4,215,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		CURRENT RATE†	DEMAND DATE*	VALUE
	Oregon
$5,000	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	1.10%	01/08/04	$5,000,000
8,100	Oregon, Veterans' Welfare Ser 73 G	1.13	01/08/04	8,100,000
	Pennsylvania
6,800	Pennsylvania Turnpike Commission, 2002 Ser A-2	1.15	01/08/04	6,800,000
	Rhode Island
6,515	Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)	1.10	01/08/04	6,515,000
	Tennessee
3,900	Jackson Energy Authority, Gas System Ser 2002 (FSA)	1.15	01/08/04	3,900,000
7,635	Montgomery County Public Building Authority, Pooled Financing Ser 1997 & 1999	1.25	01/08/04	7,635,000
	Texas
1,200	Bell County Health Facilities Development Corporation, Scott & White Memorial Hospital Ser 2001-2 (MBIA)	1.30	01/02/04	1,200,000
1,400	Harris County Health Facilities Development Corporation, Texas Medical Center Ser 1999 B (FSA)	1.30	01/02/04	1,400,000
4,400	Harris County Industrial Development Corporation, Baytank Inc Ser 1998	1.15	01/08/04	4,400,000
4,700	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	0.92	02/15/04	4,700,000
10,000	Northside Independent School District, Ser 2003	1.02	06/15/04	10,000,000
4,250	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	1.15	01/08/04	4,250,000
5,000	Texas Turnpike Authority, Central Texas Turnpike System Ser 2002 B (Ambac)	1.06	01/08/04	5,000,000
	Utah
8,500	Eagle Mountain, Gas & Electric Ser 2001	1.30	01/08/04	8,500,000
	Intermountain Power Agency,
7,000	Power Supply 1985 Ser F (Ambac)	0.90	03/15/04	7,000,000
10,000	Power Supply 1985 Ser F (Ambac)	1.05	06/01/04	10,000,000
9,000	Murray City, IHC Health Services Inc Ser 2003 C	1.30	01/02/04	9,000,000
	Virginia
4,500	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 B	1.05	01/08/04	4,500,000
	Washington
4,500	Washington State, Ser VR-96 A	1.06	01/08/04	4,500,000
	Puerto Rico
3,000	Puerto Rico Highway and Transportation Authority, Transportation 1998 Ser A (Ambac)	1.10	01/08/04	3,000,000
	Total Short-Term Variable Rate Municipal Obligations (Cost $375,885,000)			375,885,000

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Tax-Exempt Commercial Paper (14.1%)
	Colorado
$8,000	Regional Transportation District, Sub Lien Sales Tax Ser 2001 A	1.05%	02/10/04	1.05%	$8,000,000
	Florida
6,000	Orlando Utilities Commission, Water & Electric Ser 1999 A BANs	0.92	01/13/04	0.92	6,000,000
	Indiana
4,200	Indiana State Office Building Commission, Hoosier Notes Ser A	0.95	01/09/04	0.95	4,200,000
	Michigan
5,300	Michigan, Ser 2001 A	1.05	05/04/04	1.05	5,300,000
	Minnesota
	Rochester, Mayo Foundation/Mayo Medical Center
9,600	Ser 1992 A	0.95	01/22/04	0.95	9,600,000
5,000	Ser 2001 D	0.95	01/21/04	0.95	5,000,000
	New Hampshire
5,250	New Hampshire, 1998 Ser A BANs	1.05	01/15/04	1.05	5,250,000
	New York
6,000	New York City, Fiscal 1994 Ser H Subser H-5 (MBIA)	1.05	01/29/04	1.05	6,000,000
	Texas
4,100	Lower Colorado River Authority, Ser A	0.95	01/07/04	0.95	4,100,000
13,000	San Antonio, Electric & Gas Ser 1995 A	0.92	01/08/04	0.92	13,000,000
5,000	Texas Public Finance Authority, Ser 2003	1.00	02/10/04	1.00	5,000,000
	Total Tax-Exempt Commercial Paper (Cost $71,450,000)				71,450,000
	Short-Term Municipal Notes and Bonds (13.5%)
	California
5,000	California School Cash Reserve Program Authority, 2003 Pool Ser A (Ambac), dtd 07/03/03	2.00	07/06/04	0.90	5,027,898
	Colorado
7,000	Colorado, Education Loan Ser 2003 B TRANs, dtd 12/11/03	2.00	08/09/04	1.21	7,032,986
	Illinois
5,000	Illinois, Revenue Anticipation Certificates Ser 2003, dtd 05/22/03	2.00	04/15/04	0.96	5,014,761

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments December 31, 2003 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	Indiana
$5,000	Indiana Bond Bank, Midyear Funding Notes Ser 2003 A, dtd 06/12/03	1.25%	04/15/04	0.93%	$5,004,551
5,000	Indianapolis Local Improvement Bond Bank, Ser 2003 F Notes, dtd 06/26/03	1.25	01/08/04	0.88	5,000,352
	Kentucky
10,000	Kentucky Association of Counties Advance Revenue Program, Ser 2003 A COPs TRANs, dtd 07/01/03	2.00	06/30/04	0.90	10,053,903
	New York
5,000	New York State Thruway Authority, Ser 2003 A BANs, dtd 03/26/03	1.13	03/25/04	1.10	5,000,288
	Oregon
11,000	Oregon, 2003 Ser A TANs, dtd 10/22/03	2.25	11/15/04	1.07	11,111,928
	Texas
10,000	Texas, Ser 2003 TRANs, dtd 09/02/03	2.00	08/31/04	1.12	10,056,878
	Wisconsin
5,000	Wisconsin, Operating Notes Ser 2003, dtd 09/18/03	2.25	06/15/04	1.12	5,025,451
	Total Short-Term Municipal Notes and Bonds (Cost $68,328,996)				68,328,996
	Total Investments (Cost $515,663,996) (a) (b)			101.8%	515,663,996
	Liabilities in Excess of Other Assets			(1.8)	(9,264,624)
	Net Assets			100.0%	$506,399,372

COPs	Certificates of Participation.
BANs	Bond Anticipation Notes.
TANs	Tax Anticipation Notes.
TRANs	Tax and Revenue Anticipation Notes.
†	Rate shown is the rate in effect at December 31, 2003.
*	Date on which the principal amount can be recovered through demand.
(a)	Securities have been designated as collateral in an amount equal to $6,519,218 in connection with the purchase of delayed delivery security.
(b)	Cost is the same for federal income tax purposes.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2003

Assets:
Investments in securities, at value (cost $515,663,996)	$515,663,996
Cash	314,922
Interest receivable	1,014,439
Prepaid expenses and other assets	43,016
Total Assets	517,036,373
Liabilities:
Payable for:
Shares of beneficial interest redeemed	3,734,999
Investments purchased	6,519,218
Investment management fee	237,993
Distribution fee	48,021
Accrued expenses	96,770
Total Liabilities	10,637,001
Net Assets	$506,399,372
Composition of Net Assets:
Paid-in-capital	$506,369,202
Accumulated undistributed net investment income	31,894
Accumulated net realized loss	(1,724)
Net Assets	$506,399,372
Net Asset Value Per Share, 506,400,686 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2003

Net Investment Income:
Interest Income	$5,819,072
Expenses
Investment management fee	2,744,068
Distribution fee	547,868
Transfer agent fees and expenses	280,916
Registration fees	61,919
Shareholder reports and notices	49,352
Professional fees	47,018
Custodian fees	28,271
Trustees' fees and expenses	18,750
Other	20,106
Total Expenses	3,798,268
Less: expense offset	(28,125)
Net Expenses	3,770,143
Net Investment Income	$2,048,929

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,048,929	$4,505,369
Dividends to shareholders from net investment income	(2,048,675)	(4,505,349)
Net decrease from transactions in shares of beneficial interest	(33,827,623)	(23,687,063)
Net Decrease	(33,827,369)	(23,687,043)
Net Assets:
Beginning of period	540,226,741	563,913,784
End of Period (Including accumulated undistributed net investment income of $31,894 and $31,640, respectively)	$506,399,372	$540,226,741

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2003

1.    Organization and Accounting Policies

Morgan Stanley Tax-Free Daily Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981, and reorganized as a Massachusetts business trust on April 30, 1987.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D.   Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2003 continued

3.   Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2003, the distribution fee was accrued at the annual rate of 0.10%.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2003, aggregated $1,401,538,163 and $1,427,094,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended December 31, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,264. At December 31, 2003, the Fund had an accrued pension liability of $60,293 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003, and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Financial Statements December 31, 2003 continued

5.   Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2003	FOR THE YEAR ENDED DECEMBER 31, 2002
Shares sold	1,275,824,200	1,178,176,434
Shares issued in reinvestment of dividends	2,048,675	4,505,349
	1,277,872,875	1,182,681,783
Shares redeemed	(1,311,700,498)	(1,206,368,846)
Net decrease in shares outstanding	(33,827,623)	(23,687,063)

6.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7.   Federal Income Tax Status

As of December 31, 2003, the Fund had a net capital loss carryforward of $1,724 which will expire on December 31, 2008, to offset future capital gains to the extent provided by regulations.

8.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The companies seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

Morgan Stanley Tax-Free Daily Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2003	2002	2001		2000	1999
Selected Per Share Data:
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00
Net investment income	0.004	0.008	0.021		0.033	0.025
Less dividends from net investment income	(0.004)	(0.008)	(0.021)		(0.033)	(0.025)
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00
Total Return	0.37%	0.78%	2.13%		3.38%	2.53%
Ratios to Average Net Assets:
Expenses	0.68%	0.68%	0.68	% (1)	0.69%	0.73	% (1)
Net investment income	0.37%	0.78%	2.10%		3.35%	2.49%
Supplemental Data:
Net assets, end of period, in thousands	$506,399	$540,227	$563,914		$573,881	$480,121

(1)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust

Independent Auditors' Report

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Free Daily Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Free Daily Income Trust (the "Fund"), including the portfolio of investments, as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Free Daily Income Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 11, 2004

2003 Federal Tax Notice (unaudited)

For the year ended December 31, 2003, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (62) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since April 1994	Retired; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	216	Director of Weirton Steel Corporation.
Edwin J. Garn (71) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	216	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (69) c/o Mayer, Brown, Rowe & Maw LLP Counsel to the Independent Directors 1675 Broadway New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	216	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (54) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Senior Partner, Johnson Smick International, Inc., a consulting firm; Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	216	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (61) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); President, Kearns & Associates LLC (investment consulting); formerly CFO of the J. Paul Getty Trust.	217	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (67) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); General Partner of Triumph Capital, L.P., a private investment partnership; formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	216	Director of various business organizations.
Fergus Reid (71) 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992); Chairman of Lumelite Plastics Corporation.	217	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by JP Morgan Investment Management Inc.

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (70) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	216	None
James F. Higgins (55) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	216	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).
Philip J. Purcell (60) 1585 Broadway New York, NY	Trustee	Since April 1994	Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); Chairman of the Board of Directors and Chief Executive Officer of Morgan Stanley and Morgan Stanley DW Inc.; Director of the Distributor; Chairman of the Board of Directors and Chief Executive Officer of Novus Credit Services Inc.; Director and/or officer of various Morgan Stanley subsidiaries.	216	Director of American Airlines, Inc. and its parent company, AMR Corporation.

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP).

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (50) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman, Chief Executive Officer and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President Morgan Stanley Investments LP (since February 2003); President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (64) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.; Managing Director of Morgan Stanley & Co. Incorporated; Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003); previously President of the Institutional Funds (March 2001-July 2003) and Director of the Institutional Funds (March 2001-July 2003).
Barry Fink (48) 1221 Avenue of the Americas New York, NY	Vice President and General Counsel	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary of Morgan Stanley DW; Chief Legal Officer of Morgan Stanley Investments LP (since July 2002); Vice President of the Institutional Funds (since July 2003); Vice President and Secretary of the Distributor; previously Secretary of the Retail Funds (February 1997-July 2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Joseph J. McAlinden (60) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. and Morgan Stanley Investment Management Inc. and Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

Morgan Stanley Tax-Free Daily Income Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Francis J. Smith (38) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously Vice President of the Retail Funds (September 2002-July 2003); previously Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Vice President of Morgan Stanley & Co. Incorporated and Morgan Stanley Investment Management Inc.; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2003 Morgan Stanley

37955RPT-00-13767B04-AP-2/04	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Free Daily Income Trust Annual Report December 31, 2003

Item 2.  Code of Ethics.

(a)      The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

(f)

         (1)      The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2)      Not applicable.

         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

       2003
                                                 REGISTRANT            COVERED ENTITIES(1)
          AUDIT FEES.......................               $24,750             N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES.....                  $684(2)              $2,847,161(2)
                    TAX FEES...............                $4,428(3)                $736,810(4)
                    ALL OTHER FEES.........                    $0                         $0
          TOTAL NON-AUDIT FEES.............                $5,112                 $3,583,971

          TOTAL............................               $29,862                 $3,583,971

       2002
                                                 REGISTRANT            COVERED ENTITIES(1)
          AUDIT FEES.......................               $22,600             N/A

          NON-AUDIT FEES
                    AUDIT-RELATED FEES.....                  $657(2)              $2,818,115(2)
                    TAX FEES...............                $4,429(3)                $365,427(4)
                    ALL OTHER FEES.........                    $0                   $501,166(5)
          TOTAL NON-AUDIT FEES.............                $5,086                 $3,684,708

          TOTAL............................               $27,686                 $3,684,708

          N/A- Not applicable, as not required by Item 4.

          (1) Covered Entities include the Adviser (excluding sub-advisors)
              and any entity controlling, controlled by or under common
              control with the Adviser that provides ongoing services to the
              Registrant.
          (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset
              securitizations and agreed-upon procedures engagements.
          (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
          (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered
              Entities' tax returns.
          (5) All other fees represent project management for future business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                          AS ADOPTED JULY 31, 2003(1)

1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The
SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the
Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee or its delegate ("specific pre-approval"). The Audit
Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the
Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit
Committee.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit
Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit
Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

                                       3

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent
Auditors' independence.

2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.
The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the
Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit
Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the
Audit Committee, the Audit Committee may grant general pre-approval to other
Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3,
N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

                                       4

4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered
Entities or that are traditionally performed by the Independent Auditors.
Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in
Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the
Audit Committee to which pre-approval has been delegated).

5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide
Tax services to the Fund and, to the extent they are Covered Services, the
Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the
Independent Auditors may provide such services.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

                                       5

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit
Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.       PROCEDURES

         All requests or applications for services to be provided by the
Independent Auditors that do not require specific approval by the Audit
Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief
Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit
Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's
Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The
Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief
Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent
Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No.

                                       6

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the
Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered
Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management
         Morgan Stanley Investments LP
         Van Kampen Asset Management Inc.
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investments LP
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after
May 6, 2003, the audit committee also is required to pre-approve services to
Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

                                       7

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October
31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

                                       8

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax - Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 18, 2004

                                       9

                                                                    EXHIBIT 10 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
                              ADOPTED JULY 31, 2003

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.  COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS OF
     INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

                                       10

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and
the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example,
Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as "affiliated persons" (as defined in the Investment Company Act)
of the Fund. The Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this
Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly) to the detriment of the Fund;

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

                                       11

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

                                       12

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

----------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       15

                                    EXHIBIT B

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C

                                 GENERAL COUNSEL

                                   Barry Fink

                                       17

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax - Free
     Daily Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       18

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 18, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       19

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Free Daily
     Income Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       20

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  February 18, 2004

                                                  /s/ Francis Smith
                                                  Francis Smith
                                                  Principal Financial Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax - Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                        /s/ Ronald E. Robison
                                               ---------------------------
                                               Ronald E. Robison
                                               Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax - Free Daily Income Trust and will be retained by
Morgan Stanley Tax - Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax - Free Daily Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2003 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 18, 2004                         /s/ Francis Smith
                                                ----------------------
                                                Francis Smith
                                                Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax - Free Daily Income Trust and will be retained by
Morgan Stanley Tax - Free Daily Income Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       23